OTHER ASSETS - Disclosure of Other Assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current
Work in progress	$ 436	$ 478
Prepayments and other assets	1,087	872
Assets held for sale	71	9
Total current	1,594	1,359
Non-current
Prepayments and other assets	546	488
Total non-current	$ 546	$ 488